ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Subsidiaries

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Investment Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	73%

Zhejiang Jinko Solar Co., Ltd. (“Zhejiang Jinko”)	June 30, 2009	PRC	73%

Jinko Solar Import and Export Co., Ltd. (“Jinko Import and Export”)	December 24, 2009	PRC	73%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	73%

Zhejiang Jinko Trading Co., Ltd. (“Zhejiang Trading”)	June 13, 2010	PRC	73%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	73%

Yuhuan Jinko Solar Co., Ltd. (“Yuhuan Jinko”)	July 29, 2016	PRC	73%

JinkoSolar (U.S.) Inc. (“Jinko US”)	August 19, 2010	USA	73%

Jiangxi Photovoltaic Materials Co., Ltd. (“Jiangxi Materials”)	December 1, 2010	PRC	73%

JinkoSolar (Switzerland) AG (“Jinko Switzerland”)	May 3, 2011	Switzerland	73%

JinkoSolar (US) Holdings Inc. (“Jinko US Holding”)	June 7, 2011	USA	73%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	73%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	73%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	73%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	73%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

Jinko Solar (Shanghai) Management Co., Ltd.	July 25, 2012	PRC	73%

Wide Wealth Group Holding Limited. (“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Canton Best Limited (“Canton Best BVI”)	September 16, 2013	BVI	100%

Jinko Solar Technology Sdn.Bhd.	January 21, 2015	Malaysia	73%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

JinkoSolar Middle East DMCC (“DMCC”)	November 6, 2016	Emirates	73%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	73%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	73%

JinkoSolar Technology (Haining) Co., Ltd. (“Haining Jinko”)*	December 15, 2017	PRC	51%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	73%

Jinko Solar Korea Co., Ltd. (“Jinko Korea”)	December 3, 2018	Korea	73%

JinkoSolar (Sichuan) Co., Ltd. (“Jinko Sichuan”)*	February 18, 2019	PRC	48%

JinkoSolar (Qinghai) Co., Ltd. (“Jinko Qinghai”)*	April 3, 2019	PRC	40%

Rui Xu Co., Ltd. (“Rui Xu”)*	July 24, 2019	PRC	44%

JinkoSolar (Yiwu) Co., Ltd. (“Jinko Yiwu”)*	September 19, 2019	PRC	40%

Jinko PV Material Supply SDN. BHD	September 23, 2019	Malaysia	73%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	73%

JinkoSolar (Chuzhou) Co., Ltd. (“Jinko Chuzhou”)*	December 26, 2019	PRC	40%

Zhejiang New Materials Co., Ltd.	March 24, 2020	PRC	73%

JinkoSolar (Shangrao) Co., Ltd. (“Jinko Shangrao”)*	April 17, 2020	PRC	40%

Jinko Solar Denmark ApS	May 28, 2020	Denmark	73%

JinkoSolar Hong Kong Limited	August 17, 2020	Hong Kong	73%

Jinko Solar (Malaysia) SDN BHD	August 28, 2020	Malaysia	73%

JinkoSolar (Chuxiong) Co., Ltd. (“Jinko Chuxiong”)	September 25, 2020	PRC	73%

Yiwu New Materials Co., Ltd. (“Yiwu Materials”)	October 24, 2020	PRC	73%

Jinko Solar (Vietnam) Industries Company Limited.	March 29, 2021	Vietnam	73%

JinkoSolar (Leshan) Co., Ltd. (“Jinko Leshan”)	April 25, 2021	PRC	73%

JinkoSolar (Anhui) Co., Ltd. (“Jinko Anhui”)	September 3, 2021	PRC	73%

JinkoSolar (Yushan) Co., Ltd. (“Jinko Yushan”)	September 26, 2021	PRC	59%

* These entities are subsidiaries of Jiangxi Jinko with non-controlling interest. The percentage of ownership is the economic interest calculated as the multiple of the Company’s ownership in Jiangxi Jinko and Jiangxi Jinko’s ownership in such subsidiary.